Summary of Movement in Non-Vested Share Options (Detail) - Employee Stock Option - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Options Outstanding Number of Shares
Beginning Balance (in shares)	814,870
Granted (in shares)	219,113
Vested (in shares)	(292,630)
Forfeited (in shares)	(46,626)
Ending Balance (in shares)	694,727	814,870
Weighted Average Exercise Price
Beginning balance (usd per share)	$ 54.37
Granted (usd per share)	85.98
Vested (usd per share)	44.54
Forfeited (usd per share)	60.73
Ending balance (usd per share)	68.06	$ 54.37
Weighted Average Fair Value
Beginning Balance (usd per share)	16.55
Granted (usd per share)	25.06	20.10	$ 19.75
Vested (usd per share)	14.39
Forfeited (usd per share)	18.22
Ending Balance (usd per share)	$ 20.03	$ 16.55